Document and Entity Information	Sep. 06, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 06, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-13455
Entity Tax Identification Number	74-2148293
Entity Address, Address Line One	24955 Interstate 45 North
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	281
Local Phone Number	367-1983
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TTI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Registrant Name	TETRA Technologies, Inc.
Amendment Flag	false
Entity Central Index Key	0000844965